NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2021	Dec. 31, 2020
Nature And Continuance Of Operations
Accumulated losses	$ (10,303,973)	$ (10,505,204)
Working capital deficit	$ (147,795)